Document and Entity Information	4 Months Ended
Dec. 31, 2020
Document and Entity Information
Document Type	S-4
Entity Registrant Name	SPRING VALLEY ACQUISITION CORP.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001822966
Amendment Flag	false
Transition Report	true